Notes to the Consolidated Statements of Financial Position - Summary of Trade Payables (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Statement of financial position [abstract]
Trade payables	€ 194.9	€ 102.7
Total	€ 194.9	€ 102.7